Taxation (Details 5) (CNY)	12 Months Ended
Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	247,865,012
PRC [Member]
Operating Loss Carryforwards [Line Items]
Carryforward period for net operating losses	5 years